Property, Plant and Equipment - Summary of Provision for Obsolescence of Materials and Equipment (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 354,443	$ 308,014
Amount at end of year	699,087	354,443	$ 308,014
Provision for Obsolescence of Materials and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,652	1,380	762
Increase charged to profit/ (loss)	629	11	428
Decreases charged to profit/ (loss)		(45)
Amounts incurred due to utilization	(60)	(7)	(2)
Translation differences	1,666	248	192
Transfers and other movements	68	65
Amount at end of year	$ 3,955	$ 1,652	$ 1,380